Document and Entity Information	Sep. 07, 2022
Document And Entity Information [Line Items]
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0001822366
Document Type	8-K
Document Period End Date	Sep. 07, 2022
Entity Registrant Name	ALTITUDE ACQUISITION CORP.
Entity Incorporation State Country Code	DE
Entity File Number	001-39772
Entity Tax Identification Number	85-2533565
Entity Address, Address Line One	400 Perimeter Center Terrace Suite 151
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30346
City Area Code	1 (800)
Local Phone Number	950-2950
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Class A Common Stock And Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	ALTUU
Security Exchange Name	NASDAQ
Class 160 A Common Stock Par Value 0.0001 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001
Trading Symbol	ALTU
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	ALTUW
Security Exchange Name	NASDAQ